SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts	$ 87,000	$ 0
Accounts receivable written off	104,000	6,000
Cash equivalents	$ 0	$ 0